LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 16 – LOSS PER ORDINARY SHARE

The loss and the weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share for the years ended December 31, 2016, 2015 and 2014, are as follows:

	Year ended December 31
	2016	2015	2014
	US Dollars

Loss for the year	653,461	818,541	322,067
Less: Loss attributed to preferred shares	32,483	51,084	30,721
Loss for the year attributable to ordinary shareholders	620,978	767,457	291,346

	Year ended December 31
	2016	2015	2014
	Number of shares

Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	62,467,556	45,190,017	28,450,908

During the years ended December 31, 2016 and 2015, 4,518,406 and 3,106,000, three year warrants, respectively, were issued - as described in Note 7. These warrants are participating securities as described in Note 2.J., but were not taken into account in calculating either the basic or diluted loss per ordinary share, as their effect was anti-dilutive. During the years ended December 31, 2015 and 2014 there were no other potential instruments (except for the convertible preferred shares).

During the year ended December 31, 2016, the total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculation of the diluted loss per share was 1,182,066.